Fair Value Measurements - Summary of Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Gain Loss Remeasurement Of Contingent Consideration Liabilities		Gain Loss Remeasurement Of Contingent Consideration Liabilities
Less: current portion		$ (4,811)	$ (2,710)
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning Balance	$ 8,656	9,156	4,631
Acquisitions	0		0	$ 7,874
Dispositions			(120)
Payments	(230)		(521)	(420)
Change in fair value	971		141	(2,929)
Ending Balance	9,397	8,656	$ 9,156	$ 4,631
Less: current portion	(2,427)	(4,811)
Long term portion	$ 6,970	$ 3,845